Consolidated Statements of Profit or Loss - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Profit or Loss
Revenue from contract with customer	SFr 29,972	SFr 404,102	SFr 1,612,953	[1]
Other income	142,888	5,940	4,235	[1]
Operating costs
Research and development	(671,651)	(854,305)	(1,186,692)	[1]
General and administration	(2,315,807)	(2,310,970)	(2,673,463)	[1]
Total operating costs	(2,987,458)	(3,165,275)	(3,860,155)	[1]
Operating loss	(2,814,598)	(2,755,233)	(2,242,967)	[1]
Finance income		26,595	63,964	[1]
Finance expense	(15,547)	(3,547)	(321,150)	[1]
Finance result	(15,547)	23,048	(257,186)	[1]
Share of net loss of investments accounted for using the equity method	(4,012,443)	(2,177,157)
Net loss before tax from continuing operations	(6,842,588)	(4,909,342)	(2,500,153)	[1]
Income tax expense	0	0	0	[1]
Net loss from continuing operations	(6,842,588)	(4,909,342)	(2,500,153)	[1]
Net profit / (loss) from discontinued operations (attributable to equity holders of the Group)	114,342	11,965,129	(8,056,074)	[1]
Net profit / (loss) for the period	SFr (6,728,246)	SFr 7,055,787	SFr (10,556,227)	[1]
Basic profit / (loss) per share for profit/(loss) attributable to the ordinary equity holders of the Company	SFr (0.06)	SFr 0.07	SFr (0.14)	[1]
From continuing operations	(0.06)	(0.05)	(0.03)	[1]
From discontinued operations		0.12	(0.11)	[1]
Diluted profit / (loss) per share for profit/ (loss) attributable to the ordinary equity holders of the Company	(0.06)	0.07	(0.14)
From continuing operations	SFr (0.06)	(0.05)	(0.03)
From discontinued operations		SFr 0.12	SFr (0.11)

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented